Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2025
Registrant Name	dei_EntityRegistrantName	MFS® ACTIVE EXCHANGE TRADED FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0002018846
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 10, 2025
Document Effective Date	dei_DocumentEffectiveDate	Dec. 10, 2025
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Dec. 10, 2025
MFS Blended Research Emerging Markets Equity ETF | MFS Blended Research Emerging Markets Equity ETF
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BREE